Change in non-cash assets and liabilities	12 Months Ended
Jun. 30, 2025
Change In Non-cash Assets And Liabilities
Change in non-cash assets and liabilities

30. Change in non-cash assets and liabilities:

The change in non-cash working capital for the years ended June 30, 2025 and 2024 is as follows:

	2025	2024

Trade and other receivables	$(6,128)	$2,851
Prepaid expenses and deposits	(5,616)	10
Unbilled revenue	(510)	6,739
Inventories	(2,352)	(5,647)
Trade and other payables	3,021	(234)
Unearned revenue	960	3,429
	$(10,625)	$7,148

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024